Large Company Growth Portfolio
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 83.8%	Shares	Value
Communication Services - 14.5%
Alphabet, Inc. - Class A	12,267	$1,896,969
Alphabet, Inc. - Class C	36,625	5,721,924
Iridium Communications, Inc.	3,211	87,725
Liberty Media Corp.-Liberty Formula One - Class C (a)	7,058	635,291
Meta Platforms, Inc. - Class A	22,335	12,873,001
Nebius Group NV (a)	9,666	204,049
Netflix, Inc. (a)	8,546	7,969,401
Nexstar Media Group, Inc.	52	9,319
Pinterest, Inc. - Class A (a)	7,429	230,299
Reddit, Inc. - Class A (a)	3,399	356,555
ROBLOX Corp. - Class A (a)	2,852	166,243
Sea Ltd. - ADR (a)	14,937	1,949,129
Spotify Technology SA (a)	2,172	1,194,665
TKO Group Holdings, Inc.	3,436	525,055
		33,819,625

Consumer Discretionary - 12.6%
Amazon.com, Inc. (a)	82,591	15,713,764
Booking Holdings, Inc.	251	1,156,334
Burlington Stores, Inc. (a)	149	35,511
Chipotle Mexican Grill, Inc. (a)	29,618	1,487,120
DoorDash, Inc. - Class A (a)	1,983	362,433
Expedia Group, Inc.	6,506	1,093,658
Ferrari NV	1,108	474,091
Global-e Online Ltd. (a)	7,123	253,935
Grand Canyon Education, Inc. (a)	3,882	671,664
H&R Block, Inc.	2,012	110,479
Home Depot, Inc.	4,647	1,703,079
Lululemon Athletica, Inc. (a)	3,411	965,518
MercadoLibre, Inc. (a)	426	831,071
Norwegian Cruise Line Holdings Ltd. (a)	1,156	21,918
On Holding AG - Class A (a)	9,133	401,121
Tesla, Inc. (a)	12,164	3,152,422
Tractor Supply Co.	16,960	934,496
		29,368,614

Consumer Staples - 2.5%
Celsius Holdings, Inc. (a)	8,823	314,275
Coca-Cola Co.	8,492	608,197
Costco Wholesale Corp.	3,469	3,280,911
Monster Beverage Corp. (a)	25,139	1,471,134
PepsiCo, Inc.	562	84,267
		5,758,784

Energy - 0.3%
Antero Midstream Corp.	2,304	41,472
Cameco Corp.	6,614	272,232
Cheniere Energy, Inc.	860	199,004
Targa Resources Corp.	1,636	327,969
		840,677

Financials - 6.5%
Allstate Corp.	1,009	208,934
American Express Co.	333	89,594
Blackstone, Inc.	4,767	666,331
Cboe Global Markets, Inc.	4,400	995,676
Charles Schwab Corp.	11,596	907,735
Coinbase Global, Inc. - Class A (a)	901	155,179
Fiserv, Inc. (a)	287	63,378
Mastercard, Inc. - Class A	2,518	1,380,166
Moody's Corp.	1,712	797,261
Popular, Inc.	3,744	345,833
Primerica, Inc.	549	156,207
Progressive Corp.	1,927	545,360
Robinhood Markets, Inc. - Class A (a)	21,198	882,261
Ryan Specialty Holdings, Inc.	3,336	246,431
S&P Global, Inc.	1,378	700,162
Tradeweb Markets, Inc. - Class A	1,394	206,953
Visa, Inc. - Class A	19,605	6,870,768
		15,218,229

Health Care - 8.1%
AbbVie, Inc.	10,701	2,242,074
Amgen, Inc.	1,148	357,659
Boston Scientific Corp. (a)	6,790	684,975
Cigna Group	10	3,290
Dexcom, Inc. (a)	1,168	79,763
Doximity, Inc. - Class A (a)	6,961	403,947
Eli Lilly & Co.	4,937	4,077,518
GE HealthCare Technologies, Inc.	755	60,936
Genmab AS - ADR (a)	10,054	196,857
Glaukos Corp. (a)	2,776	273,214
Inspire Medical Systems, Inc. (a)	1,545	246,088
Intuitive Surgical, Inc. (a)	4,102	2,031,598
Merck & Co., Inc.	12,143	1,089,956
Mettler-Toledo International, Inc. (a)	409	482,992
Natera, Inc. (a)	8,391	1,186,571
Penumbra, Inc. (a)	997	266,608
ResMed, Inc.	5,011	1,121,712
UnitedHealth Group, Inc.	1,790	937,512
Veeva Systems, Inc. - Class A (a)	5,781	1,339,053
Vertex Pharmaceuticals, Inc. (a)	1,598	774,742
Waters Corp. (a)	1,577	581,235
Zoetis, Inc.	3,668	603,936
		19,042,236

Industrials - 5.0%
Armstrong World Industries, Inc.	2,368	333,604
Automatic Data Processing, Inc.	630	192,484
Axon Enterprise, Inc. (a)	769	404,456
Copart, Inc. (a)	18,561	1,050,367
Delta Air Lines, Inc.	5,372	234,219
EMCOR Group, Inc.	896	331,188
GFL Environmental, Inc.	49,799	2,405,790
HEICO Corp. - Class A	7,040	1,485,229
Honeywell International, Inc.	558	118,156
Howmet Aerospace, Inc.	1,882	244,152
Otis Worldwide Corp.	7,851	810,223
Saia, Inc. (a)	1,397	488,154
Trane Technologies PLC	1,801	606,793
Trex Co., Inc. (a)	4,062	236,002
United Airlines Holdings, Inc. (a)	3,633	250,859
United Rentals, Inc.	470	294,549
Verisk Analytics, Inc.	3,070	913,693
Vertiv Holdings Co. - Class A	17,659	1,274,980
		11,674,898

Information Technology - 32.5%(b)
Amphenol Corp. - Class A	1,593	104,485
Apple, Inc.	45,161	10,031,613
Applied Materials, Inc.	4,156	603,119
AppLovin Corp. - Class A (a)	17,934	4,751,972
Arista Networks, Inc. (a)	16,391	1,269,975
ASML Holding NV	931	616,909
Astera Labs, Inc. (a)	13,517	806,559
Atlassian Corp. - Class A (a)	1,452	308,129
Broadcom, Inc.	38,752	6,488,247
Cadence Design Systems, Inc. (a)	4,271	1,086,243
Cloudflare, Inc. - Class A (a)	2,040	229,888
Coherent Corp. (a)	3,212	208,587
Core Scientific, Inc. (a)	35,988	260,553
Fair Isaac Corp. (a)	166	306,131
Fortinet, Inc. (a)	5,476	527,120
HubSpot, Inc. (a)	66	37,705
Intuit, Inc.	91	55,873
Itron, Inc. (a)	3,720	389,707
KLA Corp.	242	164,512
Lam Research Corp.	2,403	174,698
Lattice Semiconductor Corp. (a)	3,795	199,048
Manhattan Associates, Inc. (a)	1,323	228,932
Micron Technology, Inc.	1,812	157,445
Microsoft Corp.	49,367	18,531,878
Motorola Solutions, Inc.	3,432	1,502,564
Nutanix, Inc. - Class A (a)	492	34,346
NVIDIA Corp.	168,921	18,307,658
Okta, Inc. (a)	1,134	119,319
Palantir Technologies, Inc. - Class A (a)	5,420	457,448
QUALCOMM, Inc.	12,901	1,981,723
Salesforce, Inc.	1,686	452,455
ServiceNow, Inc. (a)	785	624,970
Shopify, Inc. - Class A (a)	3,082	294,269
Snowflake, Inc. - Class A (a)	1,140	166,622
Synopsys, Inc. (a)	761	326,355
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	18,526	3,075,316
Texas Instruments, Inc.	5,493	987,092
Tyler Technologies, Inc. (a)	428	248,835
		76,118,300

Materials - 0.4%
Sherwin-Williams Co.	2,332	814,311
Southern Copper Corp.	1,401	130,937
		945,248

Utilities - 1.4%
Constellation Energy Corp.	47	9,476
NRG Energy, Inc.	11,604	1,107,718
Talen Energy Corp. (a)	6,824	1,362,548
Vistra Corp.	6,243	733,178
		3,212,920
TOTAL COMMON STOCKS (Cost $115,756,672)		195,999,532

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%	Par	Value
BBCMS Trust, Series 2021-C10, Class XA, 1.21%, 07/15/2054 (Callable 05/15/2031) (c)(d)	933,929	50,686
Benchmark Mortgage Trust
Series 2020-B19, Class XA, 1.76%, 09/15/2053 (Callable 10/15/2030) (c)(d)	939,880	46,301
Series 2021-B29, Class XA, 1.02%, 09/15/2054 (Callable 08/15/2031) (c)(d)	983,321	38,873
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, 6.66% (1 mo. Term SOFR + 2.34%), 08/15/2041 (e)	200,000	199,813
BX Trust
Series 2021-RISE, Class B, 5.68% (1 mo. Term SOFR + 1.36%), 11/15/2036 (e)	84,533	83,952
Series 2021-VOLT, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 09/15/2036 (e)	167,000	165,600
Series 2022-LBA6, Class A, 5.32% (1 mo. Term SOFR + 1.00%), 01/15/2039 (e)	200,000	199,565
Series 2023-XL3, Class A, 6.08% (1 mo. Term SOFR + 1.76%), 12/09/2040 (e)	143,202	143,202
Series 2024-KING, Class C, 6.26% (1 mo. Term SOFR + 1.94%), 05/15/2034 (e)	177,661	176,774
Series 2024-XL4, Class B, 6.11% (1 mo. Term SOFR + 1.79%), 02/15/2039 (e)	97,201	97,231
Series 2025-ROIC, Class A, 5.46% (1 mo. Term SOFR + 1.14%), 03/15/2030 (e)	150,000	148,875
BX Trust 2024-VLT4, Series 2024-AIRC, Class B, 6.46% (1 mo. Term SOFR + 2.14%), 08/15/2039 (e)	150,000	149,906
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)	200,000	198,309
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.72%, 09/15/2053 (Callable 06/15/2030) (c)(d)	646,778	29,394
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/2041 (d)(e)	100,000	97,893
DK Trust, Series 2024-SPBX, Class A, 5.82% (1 mo. Term SOFR + 1.50%), 03/15/2034 (e)	150,000	149,813
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.79% (30 day avg SOFR US + 1.45%), 05/25/2054	548,997	552,211
Series K110, Class X1, 1.65%, 04/25/2030 (Callable 04/25/2030) (c)(d)	375,623	24,812
Series K118, Class X1, 0.95%, 09/25/2030 (Callable 06/25/2030) (c)(d)	985,860	41,663
Series K123, Class X1, 0.77%, 12/25/2030 (Callable 10/25/2030) (c)(d)	1,383,266	48,567
Series K151, Class X1, 0.35%, 04/25/2030 (Callable 02/25/2030) (c)(d)	2,381,698	35,431
Federal National Mortgage Association
Series 2024-100, Class FD, 5.79% (30 day avg SOFR US + 1.45%), 06/25/2054	953,249	957,493
Series 2024-93, Class FL, 5.79% (30 day avg SOFR US + 1.45%), 12/25/2054	1,600,705	1,607,832
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 6.13% (1 mo. Term SOFR + 1.81%), 08/15/2039 (e)	150,000	150,000
Great Wolf Trust, Series 2024-WOLF, Class A, 5.86% (1 mo. Term SOFR + 1.54%), 03/15/2039 (e)	150,000	150,093
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 5.48%, 07/15/2029 (d)(e)	225,000	229,301
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 03/25/2038) (d)(e)	89,399	87,080
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034 (e)	67,844	67,312
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 04/25/2025) (d)(e)	41,956	38,347
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 12/25/2029) (d)(e)	43,369	38,426
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 02/25/2032) (d)(e)	80,482	71,350
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 04/25/2025) (d)(e)	8,043	7,408
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 07/25/2038) (d)(e)	59,848	52,966
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 09/25/2032) (d)(e)	59,025	51,928
Series 2021-INV7, Class A3A, 2.50%, 02/25/2052 (Callable 08/25/2040) (d)(e)	280,672	248,912
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 07/25/2049) (d)(e)	167,260	142,014
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 01/25/2050) (d)(e)	71,529	69,360
PRM5 Trust, Series 2025-PRM5, Class B, 4.44%, 03/10/2033 (d)(e)	125,000	122,250
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 11/25/2047) (d)(e)	100,000	61,289
Sequoia Mortgage Trust
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 04/25/2025) (d)(e)	640	635
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 11/25/2026) (d)(e)	4,867	4,520
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 09/25/2046) (d)(e)	200,000	144,579
Series 2025-1, Class A1, 6.00%, 01/25/2055 (Callable 03/25/2033) (d)(e)	96,786	97,330
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (e)	190,000	162,861
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 6.99%, 12/10/2034 (d)(e)	200,446	204,238
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 09/25/2029) (d)(e)(f)	82,616	71,058
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 07/15/2026) (d)	137,788	132,271
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,914,938)		7,649,723

AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.1%	Shares	Value
Voya VACS Series EMHCD Fund	174	1,763
Voya VACS Series HYB Fund	106,413	1,085,411
Voya VACS Series SC Fund - Class SC	578,569	6,127,042
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $7,275,360)		7,214,216

CORPORATE BONDS - 2.9%	Par	Value
Communication Services - 0.2%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	130,000	109,604
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	17,000	16,761
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 04/12/2025)	107,000	104,863
2.05%, 02/15/2028 (Callable 12/15/2027)	41,000	38,362
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	139,000	117,579
4.78%, 02/15/2035 (Callable 11/15/2034) (e)	60,000	58,012
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	60,000	54,138
		499,319

Consumer Discretionary - 0.2%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	87,000	75,553
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	90,000	82,048
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	60,000	58,715
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	124,000	121,367
Ross Stores, Inc., 4.60%, 04/15/2025	100,000	99,987
		437,670

Consumer Staples - 0.1%
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 04/17/2025)	14,000	13,996
Nestle Holdings, Inc., 5.25%, 03/13/2026 (e)	150,000	151,171
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	69,000	64,379
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	90,000	86,163
		315,709

Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	97,000	92,808
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	65,000	60,018
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	65,000	62,280
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	29,000	26,109
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	86,000	86,177
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 07/15/2025)	86,000	85,881
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	50,000	50,232
		463,505

Financials - 1.0%
American Honda Finance Corp., 1.20%, 07/08/2025	62,000	61,462
Aviation Capital Group LLC, 6.38%, 07/15/2030 (Callable 05/15/2030) (e)	38,000	39,770
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	279,000	268,917
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	42,000	41,144
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,523
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	147,000	132,180
Bank of Nova Scotia, 2.70%, 08/03/2026	94,000	91,858
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028) (e)	94,000	85,584
2.50%, 01/10/2030 (Callable 10/10/2029) (e)	37,000	33,653
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	83,000	79,334
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 05/02/2025)	48,000	47,905
5.45%, 03/02/2028 (Callable 02/02/2028)	85,000	86,948
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	51,000	49,411
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	183,305
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	110,000	109,875
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	142,000	135,798
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	44,000	42,727
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	46,000	42,566
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	17,000	14,434
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	62,000	54,420
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	65,000	64,404
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	86,000	85,785
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	24,000	23,403
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	159,000	154,045
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	67,000	64,413
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	38,000	39,523
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	31,000	26,371
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	92,000	92,020
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	5,000	4,898
Royal Bank of Canada, 1.20%, 04/27/2026	70,000	67,729
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (e)	63,000	61,077
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	35,000	34,973
Wells Fargo & Co.
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	35,000	34,980
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	21,000	20,585
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,661
		2,405,681

Health Care - 0.3%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	92,000	93,662
CVS Health Corp.
3.88%, 07/20/2025 (Callable 04/20/2025)	212,000	211,196
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	130,000	109,982
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	86,000	83,224
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	54,000	53,119
1.75%, 09/02/2027 (Callable 07/02/2027)	153,000	142,585
2.20%, 09/02/2030 (Callable 06/02/2030)	61,000	52,692
		746,460

Industrials - 0.1%
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	123,000	112,165
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (e)	104,000	100,968
		213,133

Information Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	76,000	70,031
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	61,000	60,193
Intel Corp., 3.70%, 07/29/2025 (Callable 05/02/2025)	29,000	28,908
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	92,000	89,105
2.95%, 04/01/2030 (Callable 01/01/2030)	176,000	161,403
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	51,000	43,392
		453,032

Materials - 0.2%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	54,000	54,593
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	59,000	58,759
Nutrien Ltd., 5.95%, 11/07/2025	83,000	83,605
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	97,000	93,954
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	65,000	60,358
		351,269

Real Estate - 0.1%
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	110,000	108,920
2.90%, 11/18/2026 (Callable 09/18/2026)	49,000	47,666
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	96,000	88,637
		245,223

Utilities - 0.3%
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	66,000	64,186
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	62,000	60,976
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	132,000	128,152
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	87,000	85,544
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	87,000	87,383
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	106,000	103,879
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	70,000	68,026
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 05/02/2025) (e)	89,000	88,772
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	57,000	57,806
		744,724
TOTAL CORPORATE BONDS (Cost $7,104,039)		6,875,725

COLLATERALIZED LOAN OBLIGATIONS - 1.5%	Par	Value
Arbor Realty Trust, Inc., Series 2021-FL3, Class C, 6.28% (1 mo. Term SOFR + 1.96%), 08/15/2034 (Callable 04/15/2025) (e)	275,000	273,038
Babson CLO Ltd./Cayman Islands, Series 2018-4A, Class A1R, 5.45% (3 mo. Term SOFR + 1.15%), 10/15/2030 (Callable 04/15/2025) (e)	246,138	245,896
Benefit Street Partners CLO Ltd., Series 2021-23A, Class A1, 5.64% (3 mo. Term SOFR + 1.34%), 04/25/2034 (Callable 04/25/2025) (e)	250,000	249,818
CBAM Ltd., Series 2017-1A, Class AR2, 5.77% (3 mo. Term SOFR + 1.39%), 01/20/2038 (Callable 01/20/2027) (e)	250,000	249,421
CIFC Funding Ltd., Series 2022-1A, Class A, 5.62% (3 mo. Term SOFR + 1.32%), 04/17/2035 (Callable 04/17/2025) (e)	250,000	250,000
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 6.43% (1 mo. Term SOFR + 2.11%), 07/15/2039 (Callable 04/15/2025) (e)	275,000	272,120
Marble Point CLO, Series 2020-3A, Class AR, 5.69% (3 mo. Term SOFR + 1.40%), 01/19/2034 (Callable 04/19/2025) (e)	300,000	299,789
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C, 6.28% (1 mo. Term SOFR + 1.96%), 07/16/2036 (Callable 04/16/2025) (e)	175,000	174,222
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 5.53% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 04/20/2025) (e)	300,000	299,883
OHA Credit Funding, Series 2019-4A, Class AR2, 5.58% (3 mo. Term SOFR + 1.29%), 01/22/2038 (Callable 01/22/2027) (e)	500,000	498,680
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 5.73% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 05/14/2025) (e)	250,000	250,063
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.57% (3 mo. Term SOFR + 1.28%), 10/13/2032 (Callable 04/13/2025) (e)	313,822	313,779
Wind River CLO Ltd., Series 2018-2A, Class A1R, 5.50% (3 mo. Term SOFR + 1.20%), 07/15/2030 (Callable 04/15/2025) (e)	103,432	103,429
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,485,329)		3,480,138

ASSET-BACKED SECURITIES - 1.5%	Par	Value
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	52,773	51,082
Series 2016-1, 3.58%, 01/15/2028	2,383	2,298
Series 2016-2, 3.20%, 06/15/2028	26,439	25,136
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046 (e)	65,858	60,364
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 08/15/2027)	150,000	152,874
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 12/15/2027)	250,000	252,401
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 04/25/2025) (d)(e)	186,839	157,657
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (e)	92,267	83,876
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	168,581	141,891
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027 (Callable 12/18/2025)	81,450	80,296
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 12/16/2026)	200,000	201,960
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 05/15/2027)	150,000	153,221
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 12/15/2026) (e)	98,266	98,743
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028) (e)	89,734	82,282
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 06/20/2036) (e)	138,237	113,595
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029) (e)	206,715	196,386
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032) (e)	41,107	35,060
Navient Student Loan Trust
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 01/15/2028) (e)	73,811	69,216
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 10/15/2028) (e)	42,102	38,029
Series 2021-DA, Class C, 3.48%, 04/15/2060 (Callable 05/15/2032) (e)	100,000	92,825
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 07/15/2033) (e)	149,260	150,458
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028) (e)	150,000	153,047
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 04/10/2025) (e)	67,400	65,954
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025) (e)	132,967	132,206
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 09/15/2027)	150,000	151,170
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 12/15/2027)	100,000	100,925
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053 (e)	91,669	92,526
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 05/25/2028) (e)	100,000	100,551
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 11/25/2025) (e)	12,542	12,458
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027) (e)	160,167	141,989
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (e)	158,702	140,512
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 12/15/2027)	100,000	100,348
TOTAL ASSET-BACKED SECURITIES (Cost $3,538,893)		3,431,336

U.S. TREASURY SECURITIES - 0.5%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025	61,000	60,762
0.25%, 10/31/2025	55,000	53,763
2.63%, 01/31/2026	4,000	3,951
4.13%, 06/15/2026	120,000	120,169
0.88%, 09/30/2026	156,000	149,053
1.50%, 01/31/2027	44,800	42,889
3.88%, 03/31/2027	211,000	210,934
2.75%, 04/30/2027	2,000	1,954
4.63%, 06/15/2027	3,000	3,046
3.25%, 06/30/2027	2,400	2,367
3.38%, 09/15/2027	43,000	42,483
3.88%, 03/15/2028	74,000	73,988
4.13%, 10/31/2029	79,000	79,580
2.75%, 08/15/2032	19,000	17,373
4.13%, 11/15/2032	84,400	84,532
3.50%, 02/15/2033	178,900	171,353
4.63%, 02/15/2035	71,000	73,352
TOTAL U.S. TREASURY SECURITIES (Cost $1,203,948)		1,191,549

REAL ESTATE INVESTMENT TRUSTS - 0.3%	Shares	Value
Real Estate - 0.3%
Public Storage	496	148,448
Simon Property Group, Inc.	3,726	618,814
		767,262
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $812,887)		767,262

RIGHTS - 0.0%(g)	Shares	Value
ABIOMED, Inc., Expires , Exercise Price $0.00 (a)(h)	1,153	0 (i)
TOTAL RIGHTS (Cost $0)		0 (i)

TOTAL INVESTMENTS - 96.9% (Cost $147,092,066)		226,609,481
Money Market Deposit Account - 3.7% (j)		8,563,088
Liabilities in Excess of Other Assets - (0.6)%		(1,354,310)
TOTAL NET ASSETS - 100.0%		$233,818,259
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt AG – Aktiengesellschaft AS - Aksjeselskap
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership NV - Naamloze Vennootschap
PLC - Public Limited Company SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Interest only security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $10,002,760 or 4.3% of the Fund’s net assets.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Represents less than 0.05% of net assets.
(h)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(i)	Rounds to zero.
(j)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.24%.

Large Company Growth Portfolio
Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	6	06/18/2025	$684,750	$4,419
				$4,419
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(9)	06/18/2025	$1,000,969	$(13,779)
U.S. Treasury 2 Year Notes	(23)	06/30/2025	4,764,953	(22,864)
U.S. Treasury 5 Year Note	(20)	06/30/2025	2,163,125	(13,820)
U.S. Treasury Long Bonds	(7)	06/18/2025	820,969	(9,585)
U.S. Treasury Ultra Bonds	(5)	06/18/2025	611,250	(5,363)
				$(65,411)
Net Unrealized Appreciation (Depreciation)				$(60,992)

Large Company Growth Portfolio
Schedule of Total Return Swap Contracts
March 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RUSSELL 1000 GROWTH TOTAL RETURN	Morgan Stanley	Receive	EFFR + 0.86%	Termination	02/27/2026	$ 36,216,383	$ (5,142,388)
Net Unrealized Appreciation (Depreciation)							$ (5,142,388)

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Large Company Growth Portfolio has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$195,999,532	$–	$–		$195,999,532
Collateralized Mortgage Obligations	–	7,649,723	–		7,649,723
Affiliated Registered Investment Companies	7,214,216	–	–		7,214,216
Corporate Bonds	–	6,875,725	–		6,875,725
Collateralized Loan Obligations	–	3,480,138	–		3,480,138
Asset-Backed Securities	–	3,431,336	–		3,431,336
U.S. Treasury Securities	–	1,191,549	–		1,191,549
Real Estate Investment Trusts	767,262	–	–		767,262
Rights	–	–	–	(a)	– (a)
Total Investments	$203,981,010	$22,628,471	$–	(a)	$226,609,481

Other Financial Instruments:
Futures Contracts*	4,419	–	–		4,419
Total Other Financial Instruments	$4,419	$–	$–		$4,419

Liabilities:
Other Financial Instruments:
Total Return Swaps*	–	(5,142,388)	–		(5,142,388)
Futures Contracts*	(65,411)	–	–		(65,411)
Total Other Financial Instruments	$(65,411)	$(5,142,388)	$–		$(5,207,800)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Rounds to zero.